UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-3578

					Aquila Three Peaks High Income Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/06

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


ANNUAL
REPORT

DECEMBER 31, 2006

                               AQUILA THREE PEAKS
                                HIGH INCOME FUND

                  [LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
            SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOURING EAGLE]

                                 A FUND DESIGNED
                                  FOR INVESTORS
                                     SEEKING
                               HIGH CURRENT INCOME

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS (SM)

[LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOURING EAGLE]

                       AQUILA THREE PEAKS HIGH INCOME FUND

                                                                  February, 2007

Dear Fellow Shareholder:

      As we come to the close of Aquila Three Peaks High Income Fund's fiscal year, we are pleased to provide you with this abbreviated Annual Report for the period of June 1, 2006 (commencement of operations) through December 31, 2006.

      Over this 7-month period, the Fund has been well-received by the brokerage community and investors alike resulting in a steady inflow of monies. As of December 31, 2006, the total asset size of the Fund stood at over $10 million representing investments by more than 250 shareholders.

      Three Peaks Capital Management, LLC, the Fund's portfolio manager and Investment Sub-Adviser, is headed by an investment veteran with almost 20 years of experience. Three Peaks remains committed to the Fund's goal of obtaining high current income, while preserving capital and minimizing volatility.

      Detailed and ongoing analysis is performed on each and every security in the portfolio. We endeavor "to know" our bond issuers not only by analyzing financial reports and statistical information, but also through searching for fiscally responsible management teams who use leverage prudently.

      In short, we attempt to take the "junk" out of "junk bonds" through meticulous research. We believe that this emphasis on continuous research creates a niche for Aquila Three Peaks High Income Fund and makes us stand out among the competition.

      We pledge to you that we will seek to ensure every effort continues to be expended on behalf of all shareholders as we strive to uncover and invest in bonds which will contribute to our high-yield income goal.

                                   Sincerely,


/s/ Sandy Rufenacht                                     /s/ Diana P. Herrmann

Sandy Rufenacht                                         Diana P. Herrmann
Portfolio Manager                                       President and Chair

                         NOT A PART OF THE ANNUAL REPORT

[LOGO OF AQUILA THREE PEAKS HIGH INCOME FUND:
SUN SETTING OVER THREE MOUNTAIN PEAKS WITH SOURING EAGLE]

                       AQUILA THREE PEAKS HIGH INCOME FUND

                                  ANNUAL REPORT

                              MANAGEMENT DISCUSSION

2006 PERFORMANCE OVERVIEW

      We have sought to focus on downside protection of principal by investing in short-dated bonds and higher quality credits to minimize Fund duration and volatility. Given the market volatility throughout the year, we believe our disciplined approach was prudent and justified.

      4th Quarter: The conservatively positioned Fund underperformed the Lehman Brothers U. S. Corporate High Yield Index which was up 4.20% for the quarter. The Index was propelled by a 16.45% exposure in bonds rated Caa, Ca and D, which were up 4.06% in December alone. The Fund had a 4.90% weighting in these categories, as our goal is to keep volatility at a minimum by avoiding undue risk. Year: Since the June 1, 2006 inception date, the Fund underperformed the Index for three reasons: 1) throughout the early start-up phase, the fund saw heavy inflows of cash as a percent of total assets, weighing on performance during a period of relative high-yield market strength, 2) early cash flows diluted the overall Fund yield relative to the Index, and 3) as previously mentioned, the Index allocation to Caa and lower-rated bonds (which were up 17.66% for the year) was 16.45% vs. the Fund's 4.90%.

      Our Economic Outlook - Economic growth will likely remain sub-par, but the risk of a recession remains minimal and the Fed remains committed to fighting inflation. We expect that the yield curve will remain flat to inverted for at least the first six months of 2007. The housing slump is likely to impact consumer spending and durable goods purchases, while strategists are forecasting a slowdown in corporate profit growth. Despite these issues, we believe expansion activity around the world will hold up and the overall climate for business should remain constructive as corporate and household balance sheets are reasonably strong. We anticipate a soft landing for the economy, which should extend the credit cycle for several more years.

OUR 2006 HIGH-YIELD MARKET REVIEW

      Several significant points merit mention in regard to the high-yield market during 2006. Demand for high-yield bonds increased with high-yield mutual funds attracting $4.4 billion in assets over the year, versus outflows of $8.5 billion in 2005. The 12-month rolling domestic high-yield default rate decreased to 0.84% from 2.73% at year-end 2005, remaining low relative to the long-term average of 4.4%. The total value of new high-yield issues was $149.1 billion, up from $106.1 billion in 2005, and the average new issue size increased to a record $437 million. The average spread decreased by 61 basis points to 317 basis points in 2006, following an increase of 34 bps in 2005. The average yield decreased 14 bps to 7.91%, while the yield on the 10-year Treasury increased 23 bps to 4.70%. Return on the Lehman Brothers U. S. Corporate High Yield Index was 11.85% for the year.

OUR 2007 HIGH-YIELD MARKET OUTLOOK

      Perhaps the most significant changes in the financial markets during the past several years are the increased use of leverage and the liquidity it has created. Investor demand for risk premiums across a number of asset classes, including high-yield, is remarkably low. Spreads in the high-yield market reflect the current and expected default rate. In a hypothetical scenario, if all bonds in the high-yield index that currently trade below $80 (roughly $17 billion in debt) were to default, the default rate would approximate 2% versus a historical average of 4.4%. There are few default candidates currently and we expect the default rate to remain manageable, suggesting that the market does not need to demand a higher risk premium and that spreads can remain at current levels. Assuming that the default rate stays in check, equities remain stable and Treasury yields remain low, we would expect another reasonably good year from the high-yield market. We have seen high-yield strategists' estimates ranging between 6% and 9% for 2007.

                     OUR AQUILA THREE PEAKS HIGH INCOME FUND

FOURTH QUARTER 2006 HITS

      El Paso Corporation 7.80% due August 1, 2031: The largest U.S. pipeline operator and the 15th largest natural gas producer has performed well over several quarters as a result of a strong energy market and the firm's focus on operational performance and continued debt repayment.

      Boise Cascade, LLC 7 1/8% due October 15, 2014: Diversification across the paper and forest products space has allowed Boise to successfully navigate the cyclicality of its end markets. Low cost manufacturing facilities provide flexibility in addressing multiple markets and economic situations. The firm has among the best debt coverage and leverage metrics in the industry, depth within the management team and an industry-savvy equity sponsor.

FOURTH QUARTER 2006 MISSES

      Carriage Services, Inc., 7 7/8% due January 15, 2015: One of the leading death care providers in the U.S., CSV focuses on non-urban markets. Recent consolidation within the sector led the market to anticipate that CSV would acquire additional locations, funded with debt. The firm actually acquired only 2 locations and funded those with cash. Management is optimistic about 2007 and exceptionally transparent, and we have a favorable long-term view of the industry.

OUR 2007 STRATEGY

      We believe our low volatility approach will again be justified and, most importantly, prudent given the potentially volatile economic landscape in 2007. We intend to continue to focus on higher quality names, staying relatively short within their capital structure. We have sought to maintain a higher quality portfolio relative to the index while minimizing duration risk to the degree possible. We expect this strategy to perform well amid the economic uncertainty that we will likely face throughout 2007. We understand the need for a detailed analysis of each and every credit in the portfolio and remain committed to that effort.

PERFORMANCE REPORT

      The following graph illustrates the value of $10,000 invested in the Class A shares of Aquila Three Peaks High Income Fund for the period June 1, 2006 (inception) through December 31, 2006 as compared with the Lehman Brothers U.S. Corporate High Yield Index ("Lehman Index"). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges.

[Graphic of a line chart with the following information:]

                                                             Lehman US
                        Without           With Sales       Corporate High
                      Sales Charge          Charge           Yield Index
5/06                    $10,000            $ 9,597            $10,000
6/06                      9,972              9,570              9,965
7/06                      9,967              9,565             10,062
8/06                     10,063              9,657             10,227
9/06                     10,134              9,726             10,372
10/06                    10,206              9,795             10,513
11/06                    10,311              9,896             10,689
12/06                    10,411              9,992             10,808

                                                            TOTAL RETURN SINCE
                                                            INCEPTION THROUGH
CLASS AND INCEPTION DATE                                    DECEMBER 31, 2006
------------------------                                    -----------------
Class A (6/01/06)
  With Sales Charge .....................................    (0.08)%
  Without Sales Charge ..................................    4.11%
Class C (6/08/06)
  With CDSC .............................................    2.61%
  Without CDSC ..........................................    3.63%
Class I (6/29/06)
  No Sales Charge .......................................    4.50%
Class Y (6/01/06)
  No Sales Charge .......................................    4.22%

COMPARATIVE INDEX
-----------------
Lehman Index ............................................    8.08% (Class A & Y)
                                                             8.12% (Class C)
                                                             8.96% (Class I)

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC) imposed on redemptions made within the first 12 months after purchase. Classes I & Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not predictive of future investment results.

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Aquila Three Peaks High Income Fund:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Aquila Three Peaks High Income Fund as of December 31, 2006 and the related statement of operations, statement of changes in net assets, and the financial highlights for the period June 1, 2006 (commencement of operations) through December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Aquila Three Peaks High Income Fund as of December 31, 2006, the results of its operations, the changes in its net assets and the financial highlights for the period June 1, 2006 (commencement of operations) through December 31, 2006 in conformity with accounting principles generally accepted in the United States of America.

                                                        TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 26, 2007

--------------------------------------------------------------------------------

                       AQUILA THREE PEAKS HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (98.5%)                                                       VALUE
-----------   -----------------------------------------------------------                ------------
              ADVERTISING SERVICES (0.7%)
              RH Donnelley, Inc.
$    70,000   10.875%, 12/15/12 .........................................                $     76,300
                                                                                         ------------
              AGRICULTURAL CHEMICALS (0.2%)
              Mosaic Global Holdings, Inc.
     25,000   7.300%, 01/15/28 ..........................................                      23,000
                                                                                         ------------
              APPAREL MANUFACTURERS (0.9%)
              Levi Strauss & Co.
     40,000   9.750%, 01/15/15 ..........................................                      43,100
              Warnaco, Inc.
     50,000   8.875%, 06/15/13 ..........................................                      53,125
                                                                                         ------------
                                                                                               96,225
                                                                                         ------------
              AUTO/TRUCK PARTS & EQUIPMENT (0.1%)
              Titan International, Inc.
     10,000   8.000%, 01/15/12, (144A) ..................................                      10,062
                                                                                         ------------
              BUILDING - HEAVY CONSTRUCTION (1.2%)
              Ahern Rentals, Inc.
    125,000   9.250%, 08/15/13 ..........................................                     130,313
                                                                                         ------------
              BUILDING - RESIDENTIAL/COMMERCIAL (0.4%)
              Meritage Homes Corp.
     50,000   6.250%, 03/15/15 ..........................................                      47,500
                                                                                         ------------
              CABLE TELEVISION (7.0%)
              CSC Holdings, Inc.
    150,000   7.250%, 07/15/08 ..........................................                     151,313
              DIRECTV TV Holdings LLC and DIRECTV Financing
                 Company, Inc.
    400,000   8.375%, 03/15/13 ..........................................                     416,000
              EchoStar DBS Corp.
    175,000   5.750%, 10/01/08 ..........................................                     174,344
                                                                                         ------------
                                                                                              741,657
                                                                                         ------------
              CASINO HOTELS (6.2%)
              Caesars Entertainment
    100,000   9.375%, 02/15/07 ..........................................                     100,250

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                   VALUE
-----------   -----------------------------------------------------------                ------------
              CASINO HOTELS (CONTINUED)
              Hard Rock Hotel, Inc.
$    70,000   8.875%, 06/01/13 ..........................................                $     76,038
              Inn of the Mountain Gods Resorts and Casino
     55,000   12.000%, 11/15/10 .........................................                      59,400
              Mandalay Resort Group
     25,000   7.625%, 07/15/13 ..........................................                      24,437
              MGM Mirage, Inc.
    400,000   6.000%, 10/01/09 ..........................................                     399,000
                                                                                         ------------
                                                                                              659,125
                                                                                         ------------
              CASINO SERVICES (1.9%)
              Herbst Gaming, Inc.
     50,000   8.125%, 06/01/12 ..........................................                      51,000
              The Old Evangeline Downs, LLC/ Peninsula
                 Gaming Corp.
    100,000   8.750%, 04/15/12 ..........................................                      99,000
              Virgin River Casino Corp., RBG, LLC and BEB, Inc.
     55,000   9.000%, 01/15/12 ..........................................                      56,925
                                                                                         ------------
                                                                                              206,925
                                                                                         ------------
              CELLULAR TELECOMMUNICATIONS (2.8%)
              Horizon PCS, Inc.
     30,000   11.375%, 07/15/12 .........................................                      33,450
              MetroPCS Wireless, Inc.
     75,000   9.250%, 11/01/14, (144A) ..................................                      78,375
              Nextel Partners, Inc.
     45,000   8.125%, 07/01/11 ..........................................                      46,856
              Rogers Cable, Inc.
    100,000   8.485%, 12/15/10, (Floating Rate Note) ....................                     102,000
              Ubiquitel Operating Co.
     30,000   9.875%, 03/01/11 ..........................................                      32,400
                                                                                         ------------
                                                                                              293,081
                                                                                         ------------
              CHEMICALS - DIVERSIFIED (0.8%)
              Lyondell Chemical Co.
     75,000   10.500%, 06/01/13 .........................................                      82,500
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                   VALUE
-----------   -----------------------------------------------------------                ------------
              CHEMICALS - SPECIALTY (1.5%)
              Newmarket Corp.
$    60,000   7.125%, 12/15/16, (144A) ..................................                $     60,000
              OM Group, Inc.
    100,000   9.250%, 12/15/11 ..........................................                     104,625
                                                                                         ------------
                                                                                              164,625
                                                                                         ------------
              COAL (0.6%)
              Alpha Natural Resources, LLC
     15,000   10.000%, 06/01/12 .........................................                      16,275
              CONSOL Energy, Inc.
     25,000   7.875%, 03/01/12 ..........................................                      26,375
              Massey Energy Co.
     25,000   6.625%, 11/15/10 ..........................................                      25,000
                                                                                         ------------
                                                                                               67,650
                                                                                         ------------
              COMPUTER SERVICES (0.8%)
              SunGard Data Systems, Inc.
     85,000   3.750%, 01/15/09 ..........................................                      80,325
                                                                                         ------------
              CONSUMER PRODUCTS- MISCELLANEOUS (0.5%)
              Gregg Appliances, Inc.
     50,000   9.000%, 02/01/13 ..........................................                      47,750
                                                                                         ------------
              CONTAINERS - METAL/GLASS (6.0%)
              Ball Corp.
    225,000   6.875%, 12/15/12 ..........................................                     229,500
     50,000   6.625%, 03/15/18 ..........................................                      49,750
              BWAY Corp.
     15,000   10.000%, 10/15/10 .........................................                      15,712
              Crown Americas Capital Corp.
     85,000   7.625%, 11/15/13 ..........................................                      87,550
              Owens-Brockway Glass Container, Inc.
    105,000   8.875%, 02/15/09 ..........................................                     107,363
              Owens-Illinois, Inc.
    150,000   7.500%, 05/15/10 ..........................................                     150,562
                                                                                         ------------
                                                                                              640,437
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                   VALUE
-----------   -----------------------------------------------------------                ------------
              CONTAINERS-PAPER/PLASTIC (0.4%)
              AEP Industries, Inc.
$    45,000   7.875%, 03/15/13 ..........................................                $     45,450
                                                                                         ------------
              DIALYSIS CENTERS (0.5%)
              Davita, Inc.
     50,000   7.250%, 03/15/15 ..........................................                      51,000
                                                                                         ------------
              DIVERSIFIED MANUFACTURING OPERATIONS (0.4%)
              Jacuzzi Brands, Inc.
     40,000   9.625%, 07/01/10 ..........................................                      42,500
                                                                                         ------------
              ELECTRONIC - GENERATION (1.7%)
              AES Corp.
    175,000   8.750%, 06/15/08 ..........................................                     181,344
                                                                                         ------------
              ELECTRIC - INTEGRATED (3.1%)
              Mission Energy Holding
    300,000   13.500%, 07/15/08 .........................................                     330,750
                                                                                         ------------
              ELECTRONIC COMPONENTS-SEMICONDUCTORS (1.0%)
              Advanced Micro Devices, Inc.
    100,000   7.750%, 11/01/12 ..........................................                     103,750
                                                                                         ------------
              FINANCE - AUTO LOANS (3.0%)
              General Motors Acceptance Corp.
    135,000   6.125%, 02/01/07 ..........................................                     135,176
    180,000   6.000%, 12/15/11 ..........................................                     179,217
                                                                                         ------------
                                                                                              314,393
                                                                                         ------------
              FINANCE - OTHER SERVICES (0.7%)
              Alamosa Delaware, Inc.
     45,000   8.500%, 01/31/12 ..........................................                      47,694
              American Real Estate Partners, L.P.
     30,000   7.125%, 02/15/13 ..........................................                      30,150
                                                                                         ------------
                                                                                               77,844
                                                                                         ------------
              FOOD - MISCELLANEOUS/DIVERSIFIED (0.2%)
              Pinnacle Foods Corp.
     25,000   8.250%, 12/01/13 ..........................................                      25,594
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                   VALUE
-----------   -----------------------------------------------------------                ------------
              FOOD - RETAIL (2.8%)
              Albertson's, Inc.
$   150,000   7.250%, 05/01/13 ..........................................                $    152,571
    100,000   7.450%, 08/01/29 ..........................................                      97,700
              Ingles Markets, Inc.
     45,000   8.875%, 12/01/11 ..........................................                      46,913
                                                                                         ------------
                                                                                              297,184
                                                                                         ------------
              FUNERAL SERVICE & RELATED ITEMS (1.4%)
              Carriage Services, Inc.
    101,000   7.875%, 01/15/15 ..........................................                      98,728
              Service Corporation International
     50,000   7.700%, 04/15/09 ..........................................                      51,875
                                                                                         ------------
                                                                                              150,603
                                                                                         ------------
              GAMBLING - NON-HOTEL (3.2%)
              Isle of Capri Casinos, Inc.
     50,000   9.000%, 03/15/12 ..........................................                      52,250
              Mohegan Tribal Gaming Authority
    175,000   6.375%, 07/15/09 ..........................................                     175,000
              Pinnacle Entertainment
    100,000   8.250%, 03/15/12 ..........................................                     101,000
     15,000   8.750%, 10/01/13 ..........................................                      15,900
                                                                                         ------------
                                                                                              344,150
                                                                                         ------------
              HEALTH CARE COST CONTAINMENT (0.5%)
              Concentra Operating Corp.
     50,000   9.125%, 06/01/12 ..........................................                      52,500
                                                                                         ------------
              INDEPENDENT POWER PRODUCER (0.9%)
              NRG Energy, Inc.
     40,000   7.250%, 02/01/14 ..........................................                      40,300
     50,000   7.375%, 01/15/17 ..........................................                      50,125
                                                                                         ------------
                                                                                               90,425
                                                                                         ------------
              MACHINERY - FARM (1.3%)
              Case New Holland, Inc.
     55,000   6.000%, 06/01/09 ..........................................                      54,725
     75,000   9.250%  08/01/11 ..........................................                      79,406
                                                                                         ------------
                                                                                              134,131
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                   VALUE
-----------   -----------------------------------------------------------                ------------
              MACHINERY - MATERIAL HANDLING (1.2%)
              Columbus McKinnon Corp.
$   125,000   8.875%, 11/01/13 ..........................................                $    131,875
                                                                                         ------------
              MEDICAL - HOSPITALS (1.6%)
              HCA, Inc.
    200,000   6.500%, 02/15/16 ..........................................                     168,500
                                                                                         ------------
              MEDICAL PRODUCTS (0.8%)
              Encore Medical Finance Corp.
     50,000   11.750%, 11/15/14, (144A) .................................                      49,625
              Hanger Orthopedics
     35,000   10.250%, 06/01/14 .........................................                      36,137
                                                                                         ------------
                                                                                               85,762
                                                                                         ------------
              OFFICE AUTOMATION & EQUIPMENT (0.8%)
              Xerox Capital Trust I
     80,000   8.000%, 02/01/27 ..........................................                      81,700
                                                                                         ------------
              OIL COMPANY - EXPLORATION & PRODUCTION (8.8%)
              Baytex Energy Ltd.
     75,000   9.625%, 07/15/10 ..........................................                      78,188
              Berry Petroleum Co.
     20,000   8.250%, 11/01/16 ..........................................                      20,025
              Brigham Exploration Co.
     50,000   9.625%, 05/01/14 ..........................................                      50,125
              Chesapeake Energy Corp.
     75,000   6.375%, 06/15/15 ..........................................                      74,250
              Compton Petroleum Finance Corp.
     75,000   7.625%, 12/01/13 ..........................................                      72,375
              Forest Oil Corp.
    100,000   8.000%, 06/15/08 ..........................................                     102,375
              Hilcorp Energy
     50,000   10.500%, 09/01/10, (144A) .................................                      53,500
              KCS Energy, Inc.
     30,000   7.125%, 04/01/12 ..........................................                      29,175
              Magnum Hunter Resources, Inc.
    130,000   9.600%, 03/15/12 ..........................................                     136,663
              Petrohawk Energy Corp.
    150,000   9.125%, 07/15/13 ..........................................                     157,500


  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                   VALUE
-----------   -----------------------------------------------------------                ------------
              OIL COMPANY - EXPLORATION & PRODUCTION (CONTINUED)
              PetroQuest Energy, Inc.
$    75,000   10.375%, 05/15/12 .........................................                $     78,938
              Swift Energy Co.
     30,000   7.625%, 07/15/11 ..........................................                      30,525
              Whiting Petroleum Corp.
     50,000   7.250%, 05/01/12 ..........................................                      50,125
                                                                                         ------------
                                                                                              933,764
                                                                                         ------------
              OIL-FIELD SERVICES (1.2%)
              Basic Energy Services
     75,000   7.125%, 04/15/16 ..........................................                      73,875
              Hanover Compress
     50,000   7.500%, 04/15/13 ..........................................                      50,500
                                                                                         ------------
                                                                                              124,375
                                                                                         ------------
              OIL & GAS DRILLING (0.7%)
              Parker Drilling Co.
     75,000   10.119%, 09/01/10, (Floating Rate Note) ...................                      76,688
                                                                                         ------------
              PAPER & RELATED PRODUCTS (1.4%)
              Boise Cascade LLC
    100,000   7.125%, 10/15/14 ..........................................                      96,750
              Caraustar Industries, Inc.
     50,000   7.375%, 06/01/09 ..........................................                      48,375
                                                                                         ------------
                                                                                              145,125
                                                                                         ------------
              PHYSICIAN PRACTICE MANAGEMENT (0.4%)
              US Oncology, Inc.
     40,000   9.000%, 08/15/12 ..........................................                      42,200
                                                                                         ------------
              PIPELINES (5.2%)
              El Paso Corp.
    400,000   6.950%, 12/15/07 ..........................................                     404,500
     30,000   7.800%, 08/01/31 ..........................................                      32,775
              MarkWest Energy Partners, LP
     85,000   8.500%, 07/15/16, (144A) ..................................                      88,400
              Targa Resources, Inc.
     25,000   8.500%, 11/01/13, (144A) ..................................                      25,187
                                                                                         ------------
                                                                                              550,862
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                   VALUE
-----------   -----------------------------------------------------------                ------------
              PRIVATE CORRECTIONS (1.7%)
              Corrections Corporation of America
$   180,000   7.500%, 05/01/11 ..........................................                $    185,400
                                                                                         ------------
              PUBLISHING - PERIODICALS (0.3%)
              Dex Media East LLC
     35,000   9.875%, 11/15/09 ..........................................                      36,662
                                                                                         ------------
              REAL ESTATE INVESTMENT TRUST - HOTELS (1.9%)
              FelCor Lodging Limited Partnership
    200,000   7.275%, 12/01/11, (144A) (Floating Rate Note) .............                     201,000
                                                                                         ------------
              RECREATIONAL CENTERS (0.4%)
              AMF Bowling Worldwide
     45,000   10.000%, 03/01/10 .........................................                      46,631
                                                                                         ------------
              RENTAL AUTO/EQUIPMENT (2.0%)
              Ashtead Capital, Inc.
    125,000   9.000%, 08/15/16, (144A) ..................................                     133,750
              United Rentals, Inc.
     50,000   7.750%, 11/15/13 ..........................................                      50,187
              Williams Scotsman, Inc.
     25,000   8.500%, 10/01/15 ..........................................                      26,094
                                                                                         ------------
                                                                                              210,031
                                                                                         ------------
              RETAIL - DRUG STORE (0.4%)
              Rite Aid Corp.
     45,000   7.125%, 01/15/07 ..........................................                      45,000
                                                                                         ------------
              RETAIL - REGIONAL DEPARTMENT STORE (0.6%)
              Dillards, Inc.
     60,000   6.690%, 08/01/07 ..........................................                      60,150
                                                                                         ------------
              RETAIL - RESTAURANTS (2.6%)
              National Pizza Corp.
     50,000   9.500%, 05/01/14, (144A) ..................................                      51,250
              The Restaurant Co.
    140,000   10.000%, 10/01/13 .........................................                     131,775
              VICORP Restaurants, Inc.
    100,000   10.500%, 04/15/11 .........................................                      96,000
                                                                                         ------------
                                                                                              279,025
                                                                                         ------------

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                   VALUE
-----------   -----------------------------------------------------------                ------------
              SATELLITE TELECOMMUNICATION (0.5%)
              Intelsat Subsidiary Holding Co.
$    55,000   10.484%, 01/15/12, (Floating Rate Note) ...................                $     55,481
                                                                                         ------------
              SPECIAL PURPOSE ENTITY (4.3%)
              Bluewater Finance Ltd.
    125,000   10.250%, 02/15/12 .........................................                     130,938
              Consolidated Communication Illinois Holdings, Inc.
     35,000   9.750%, 04/01/12 ..........................................                      37,450
              Global Cash Access, Inc.
    150,000   8.750%, 03/15/12 ..........................................                     157,500
              Regency Energy Partners LP
     40,000   8.375%, 12/15/13, (144A) ..................................                      40,100
              Universal City Development Partners, LTD and
                 UCPP Finance, Inc.
     85,000   11.750%, 04/01/10 .........................................                      91,056
                                                                                         ------------
                                                                                              457,044
                                                                                         ------------
              STEEL - PRODUCERS (0.5%)
              Ryerson Tull, Inc.
     50,000   8.250%, 12/15/11 ..........................................                      49,625
                                                                                         ------------
              STORAGE/WAREHOUSING (0.4%)
              Mobile Mini, Inc.
     15,000   9.500%, 07/01/13 ..........................................                      16,012
              Mobile Services Group, Inc.
     25,000   9.750%, 08/01/14, (144A) ..................................                      26,125
                                                                                         ------------
                                                                                               42,137
                                                                                         ------------
              TELECOMMUNICATIONS - SERVICES (1.1%)
              Qwest Corp.
    120,000   5.625%, 11/15/08 ..........................................                     120,150
                                                                                         ------------
              TELEPHONE - INTEGRATED (2.9%)
              Cincinnati Bell, Inc.
    130,000   7.250%, 07/15/13 ..........................................                     134,550
              LCI International, Inc.
    115,000   7.250%, 06/15/07 ..........................................                     115,287

  PRINCIPAL
   AMOUNT     CORPORATE BONDS (CONTINUED)                                                   VALUE
-----------   -----------------------------------------------------------                ------------
              TELEPHONE - INTEGRATED (CONTINUED)
              Qwest Communications International, Inc.
$    50,000   7.500%, 02/15/14 ..........................................                $     51,500
              US LEC (Local Exchange Carrier) Corp.
      5,000   13.870%, 10/01/09, (Floating Rate Note) ...................                       5,300
                                                                                         ------------
                                                                                              306,637
                                                                                         ------------
              TELEVISION (0.3%)
              Sinclair Broadcast Group, Inc.
     35,000   8.750%, 12/15/11 ..........................................                      36,531
                                                                                         ------------
              THEATERS (1.0%)
              AMC Entertainment, Inc.
     50,000   9.624%, 08/15/10, (Floating Rate Note) ....................                      51,688
     25,000   8.000%, 03/01/14 ..........................................                      24,812
              Cinemark USA, Inc.
     25,000   9.000%, 02/01/13 ..........................................                      26,500
                                                                                         ------------
                                                                                              103,000
                                                                                         ------------
              TRANSPORTATION - MARINE (0.8%)
              Navios Maritime Holdings, Inc.
     85,000   9.500%, 12/15/14, (144A) ..................................                      85,013
                                                                                         ------------
              TRANSPORTATION - RAIL (1.4%)
              Kansas City Southern de Mexico, S. de R.L. de C.V.
    100,000   7.625%, 12/01/13, (144A) ..................................                     100,000
              The Kansas City Southern Railway Co.
     50,000   7.500%, 06/15/09 ..........................................                      50,438
                                                                                         ------------
                                                                                              150,438
                                                                                         ------------
              TRANSPORTATION - SERVICES (0.6%)
              Phi, Inc.
     65,000   7.125%, 04/15/13 ..........................................                      62,887
                                                                                         ------------
              Total Investments (cost $10,428,864 - note 4) .............       98.5%      10,482,786
              Other assets less liabilities .............................        1.5          156,017
                                                                               -----     ------------
              Net Assets ................................................      100.0%    $ 10,638,803
                                                                               =====     ============

                 See accompanying notes to financial statements.

                                                                      PERCENT OF
PERCENT OF PORTFOLIO DISTRIBUTION (UNAUDITED)                          PORTFOLIO
---------------------------------------------                         ----------
Advertising Services                                                      0.7%
Agricultural Chemicals                                                    0.2
Apparel Manufacturers                                                     0.9
Auto/Truck Parts & Equipment                                              1.0
Building-Heavy Construction                                               1.2
Building-Residential/Commercial                                           0.4
Cable Television                                                          7.1
Casino Hotels                                                             6.3
Casino Services                                                           2.0
Cellular Telecommunications                                               2.8
Chemicals - Diversified                                                   0.8
Chemicals - Specialty                                                     1.6
Coal                                                                      0.6
Computer Services                                                         0.8
Consumer Products - Miscellaneous                                         0.4
Containers - Metal/Glass                                                  6.1
Containers - Paper/Plastic                                                0.4
Dialysis Centers                                                          0.5
Diversified Manufacturing Operations                                      0.4
Electronic - Generation                                                   1.7
Electric - Integrated                                                     3.1
Electronic Components-Semiconductors                                      1.0
Finance - Auto Loans                                                      3.0
Finance - Other Services                                                  0.7
Food - Miscellaneous/Diversified                                          0.2
Food - Retail                                                             2.8
Funeral Service & Related Items                                           1.4
Gambling - Non-Hotel                                                      3.3
Health Care Cost Containment                                              0.5
Independent Power Producer                                                0.8
Machinery - Farm                                                          1.3
Machinery - Material Handling                                             1.2
Medical - Hospitals                                                       1.6
Medical Products                                                          0.8
Office Automation & Equipment                                             0.8
Oil Company - Exploration & Production                                    8.9

                                                                      PERCENT OF
PERCENT OF PORTFOLIO DISTRIBUTION (UNAUDITED) (CONTINUED)              PORTFOLIO
---------------------------------------------------------             ----------
Oil - Field Services                                                      1.2%
Oil & Gas Drilling                                                        0.7
Paper & Related Products                                                  1.4
Physician Practice Management                                             0.4
Pipelines                                                                 5.2
Private Corrections                                                       1.8
Publishing - Periodicals                                                  0.3
Real Estate Investment Trust - Hotels                                     1.9
Recreational Centers                                                      0.4
Rental Auto/Equipment                                                     2.0
Retail - Drug Store                                                       0.4
Retail - Regional Department Store                                        0.6
Retail - Restaurants                                                      2.6
Satellite Telecommunication                                               0.5
Special Purpose Entity                                                    4.3
Steel - Producers                                                         0.5
Storage/Warehousing                                                       0.4
Telecommunications - Services                                             1.1
Telephone - Integrated                                                    2.9
Television                                                                0.3
Theaters                                                                  1.0
Transportation - Marine                                                   0.8
Transportation - Rail                                                     1.4
Transportation - Services                                                 0.6
                                                                        -----
                                                                        100.0%
                                                                        =====

                 See accompanying notes to financial statements.

                       AQUILA THREE PEAKS HIGH INCOME FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

ASSETS
    Investments at value (cost $10,428,864) ..................................................................          $10,482,786
    Interest receivable ......................................................................................              211,503
    Receivable for Fund shares sold ..........................................................................              116,992
    Prepaid expenses .........................................................................................               55,925
    Receivable from Manager ..................................................................................               29,028
    Other assets .............................................................................................                5,274
                                                                                                                        -----------
    Total assets .............................................................................................           10,901,508
                                                                                                                        -----------
LIABILITIES
    Cash overdraft ...........................................................................................              212,095
    Dividends payable ........................................................................................                9,227
    Distribution and service fees payable ....................................................................                3,514
    Payable for Fund shares redeemed .........................................................................                2,602
    Accrued expenses and other liabilities ...................................................................               35,267
                                                                                                                        -----------
    Total liabilities ........................................................................................              262,705
                                                                                                                        -----------
NET ASSETS ...................................................................................................          $10,638,803
                                                                                                                        ===========
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ......................          $    10,532
    Additional paid-in capital ...............................................................................           10,534,839
    Net unrealized appreciation on investments (note 4) ......................................................               53,922
    Accumulated net realized gain on investments .............................................................               39,510
                                                                                                                        -----------
                                                                                                                        $10,638,803
                                                                                                                        ===========
CLASS A
    Net Assets ...............................................................................................          $ 5,003,479
                                                                                                                        ===========
    Capital shares outstanding ...............................................................................              495,279
                                                                                                                        ===========
    Net asset value and redemption price per share ...........................................................          $     10.10
                                                                                                                        ===========
    Offering price per share (100/96 of $10.10 adjusted to nearest cent) .....................................          $     10.52
                                                                                                                        ===========
CLASS C
    Net Assets ...............................................................................................          $ 1,066,913
                                                                                                                        ===========
    Capital shares outstanding ...............................................................................              105,612
                                                                                                                        ===========
    Net asset value and offering price per share .............................................................          $     10.10
                                                                                                                        ===========
    Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
        during the first 12 months after purchase) ...........................................................          $     10.10*
                                                                                                                        ===========
CLASS I
    Net Assets ...............................................................................................          $ 2,734,819
                                                                                                                        ===========
    Capital shares outstanding ...............................................................................              270,813
                                                                                                                        ===========
    Net asset value, offering and redemption price per share .................................................          $     10.10
                                                                                                                        ===========
CLASS Y
    Net Assets ...............................................................................................          $ 1,833,592
                                                                                                                        ===========
    Capital shares outstanding ...............................................................................              181,496
                                                                                                                        ===========
    Net asset value, offering and redemption price per share .................................................          $     10.10
                                                                                                                        ===========

                 See accompanying notes to financial statements.

                       AQUILA THREE PEAKS HIGH INCOME FUND
                             STATEMENT OF OPERATIONS
            FOR THE PERIOD JUNE 1, 2006 (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2006

INVESTMENT INCOME:
      Interest income .............................................................................                    $    248,783

EXPENSES:
      Management fees (note 3) ....................................................................    $     24,229
      Legal fees (note 3) .........................................................................         140,134
      Registration fees and dues ..................................................................          55,673
      Trustees' fees and expenses .................................................................          55,331
      Shareholders' reports .......................................................................          14,492
      Auditing and tax fees .......................................................................          10,094
      Fund accounting fees ........................................................................           9,508
      Distribution and service fees (note 3) ......................................................           7,214
      Transfer and shareholder servicing agent fees ...............................................           5,382
      Custodian fees ..............................................................................           4,553
      Chief compliance officer (note 3) ...........................................................           2,428
      Miscellaneous ...............................................................................          24,364
                                                                                                       ------------
      Total expenses ..............................................................................         353,402

      Management fee waived (note 3) ..............................................................         (24,229)
      Reimbursement of expenses by Manager (note 3) ...............................................        (274,679)
      Expenses paid indirectly (note 7) ...........................................................         (16,534)
                                                                                                       ------------
      Net expenses ................................................................................                          37,960
                                                                                                                       ------------
      Net investment income .......................................................................                         210,823

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      Net realized gain (loss) from securities transactions .......................................          53,272
      Change in unrealized appreciation on investments ............................................          53,922
                                                                                                       ------------
      Net realized and unrealized gain (loss) on investments ......................................                         107,194
                                                                                                                       ------------
      Net change in net assets resulting from operations ..........................................                    $    318,017
                                                                                                                       ============

                 See accompanying notes to financial statements.

                       AQUILA THREE PEAKS HIGH INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS
            FOR THE PERIOD JUNE 1, 2006 (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2006

OPERATIONS:
    Net investment income .........................................................................                    $    210,823
    Net realized gain (loss) from securities transactions .........................................                          53,272
    Change in unrealized appreciation on investments ..............................................                          53,922
                                                                                                                       ------------
    Change in net assets resulting from operations ................................................                         318,017
                                                                                                                       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
    Class A Shares(1):
    Net investment income .........................................................................                        (101,985)
    Net realized gain on investments ..............................................................                          (6,387)

    Class C Shares(2):
    Net investment income .........................................................................                         (11,579)
    Net realized gain on investments ..............................................................                          (1,362)

    Class I Shares(3):
    Net investment income .........................................................................                         (74,248)
    Net realized gain on investments ..............................................................                          (3,591)

    Class Y Shares(1):
    Net investment income .........................................................................                         (23,011)
    Net realized gain on investments ..............................................................                          (2,422)
                                                                                                                       ------------
        Change in net assets from distributions ...................................................                        (224,585)
                                                                                                                       ------------
CAPITAL SHARE TRANSACTIONS (note 5):
    Proceeds from shares sold .....................................................................                      10,845,414
    Reinvested dividends and distributions ........................................................                         193,187
    Cost of shares redeemed .......................................................................                        (494,231)
                                                                                                                       ------------
        Change in net assets from capital share transactions ......................................                      10,544,370
                                                                                                                       ------------
        Change in net assets ......................................................................                      10,637,802

NET ASSETS:
    Beginning of period ...........................................................................                           1,001
                                                                                                                       ------------
    End of period .................................................................................                    $ 10,638,803
                                                                                                                       ============

(1)   Commenced operations on 6/01/06.
(2)   Commenced operations on 6/08/06.
(3)   Commenced operations on 6/29/06.

                 See accompanying notes to financial statements.

                       AQUILA THREE PEAKS HIGH INCOME FUND
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. ORGANIZATION

      Aquila Three Peaks High Income Fund (the "Fund") is an open-end investment company, which is organized as a Massachusetts business trust. The Fund is a diversified portfolio and on June 1, 2006 began its current investment operations to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective. The Fund is authorized to issue an unlimited number of shares and offers four classes of shares, Class A, Class C, Class I and Class Y shares. Class A shares are sold with a front-payment sales charge and bear a distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. Class I shares are offered and sold only through financial intermediaries and are not offered directly to retail investors. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

      The Fund was originally organized in 1982 as a money market fund under the name Prime Cash Fund and operated from that date until 1996 when it ceased operating as such type of fund. In 2006, the Fund changed its investment objective to a high current income bond fund and adopted its present name. Accordingly, financial statements for the periods prior to June 1, 2006 are not included in this report.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the bid price. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: The Fund intends to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required to be implemented no later than June 29, 2007. At this time, management does not believe the adoption of FIN 48 will result in any material impact on the Fund's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes adoption of SFAS 157 will have no material impact on the Fund's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund's average net assets.

      Three Peaks Capital Management, LLC (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio and arranges for the purchases and sales of portfolio securities. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.45% on the first $100 million of average net assets, 0.40% on the next $150 million of average net assets and 0.35% on average assets above $250 million.

      For the period June 1, 2006 (commencement of operations) to December 31, 2006, the Fund incurred management fees of $24,229, of which all fees were waived. Additionally, during this period the Manager reimbursed the Fund for other expenses in the amount of $274,679. The Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period June 1, 2006 through December 31, 2006 so that total annualized Fund expenses would not exceed 1.00% for Class A Shares, 1.80% for Class C Shares, 1.09% for Class I Shares or 0.80% for Class Y Shares. For a period of three years, the Manager may recover from the Fund fees and expenses waived or reimbursed to the extent that the net unreimbursed Total Annual Fund Operating Expenses do not exceed contractual limitations. At December 31, 2006, the Fund may recover waived and/or reimbursed expenses in the amount of $298,908 expiring December 31, 2009.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the period June 1, 2006 (commencement of operations) through December 31, 2006, service fees on Class A Shares amounted to $3,703, of which the Distributor retained $2,270.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the period June 1, 2006 (commencement of operations) through December 31, 2006, amounted to $1,665. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the period June 1, 2006 (commencement of operations) through December 31, 2006, amounted to $555. The total of these payments made with respect to Class C Shares amounted to $2,220, of which the Distributor retained $24.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate (currently 0.10%) set forth from time to time by the Board of Trustees of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the period June 1, 2006 (commencement of operations) through December 31, 2006, these payments were made at the average annual rate of 0.25% of such net assets and amounted to $3,227 of which $1,291 related to the Plan and $1,936 related to the Shareholder Services Plan.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. For the period June 1, 2006 (commencement of operations) through December 31, 2006, total commissions on sales of Class A Shares amounted to $49,804 of which the Distributor received $8,761.

c) OTHER RELATED PARTY TRANSACTIONS

      For the period June 1, 2006 (commencement of operations) through December 31, 2006 the Fund incurred $103,708 of legal fees allocable to Hollyer Brady Barrett & Hines LLP, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner at that Firm.

4. PURCHASES AND SALES OF SECURITIES

      During the period June 1, 2006 (commencement of operations) through December 31, 2006, purchases of securities and proceeds from the sales of securities aggregated $14,673,597 and

$5,516,149, respectively. During the period June 1, 2006 (commencement of operations) through December 31, 2006, purchases of long-term U.S. Government obligations and proceeds from the sales of long-term U.S. Government obligations aggregated $447,486 and $482,999, respectively.

      At December 31, 2006 the aggregate tax cost for all securities was $10,428,864. At December 31, 2006, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $80,626 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $26,704 for a net unrealized appreciation of $53,922.

5. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Fund were as follows:

                                                        PERIOD ENDED
                                                      DECEMBER 31, 2006
                                              ---------------------------------
                                                 SHARES               AMOUNT
                                              ------------         ------------
CLASS A SHARES(1):
  Proceeds from shares sold ..........             512,434         $  5,134,880
  Reinvested dividends ...............               8,925               89,664
  Cost of shares redeemed ............             (26,180)            (264,625)
                                              ------------         ------------
    Net change .......................             495,179            4,959,919
                                              ------------         ------------
CLASS C SHARES(2):
  Proceeds from shares sold ..........             104,500            1,049,575
  Reinvested dividends ...............               1,112               11,165
  Cost of shares redeemed ............                  --                   --
                                              ------------         ------------
    Net change .......................             105,612            1,060,740
                                              ------------         ------------
CLASS I SHARES(3):
  Proceeds from shares sold ..........             283,525            2,826,746
  Reinvested dividends ...............               7,739               77,729
  Cost of shares redeemed ............             (20,451)            (205,127)
                                              ------------         ------------
    Net change .......................             270,813            2,699,348
                                              ------------         ------------
CLASS Y SHARES(1):
  Proceeds from shares sold ..........             182,480            1,834,213
  Reinvested dividends ...............               1,456               14,629
  Cost of shares redeemed ............              (2,440)             (24,479)
                                              ------------         ------------
    Net change .......................             181,496            1,824,363
                                              ------------         ------------
Total transactions in Fund
  shares .............................           1,053,100         $ 10,544,370
                                              ============         ============

(1)   Commenced operations on 6/01/06.

(2)   Commenced operations on 6/08/06.

(3)   Commenced operations on 6/29/06.

6. PORTFOLIO ORIENTATION

      The Fund may invest in high-yield/high-risk bonds, also known as "junk bonds." High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

7. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

8. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

      The tax character of distributions:

                                                                   YEAR ENDED
                                                               DECEMBER 31, 2006
                                                               -----------------
      Ordinary income ....................................       $    224,585

      As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

      Ordinary income ....................................       $     39,510
      Unrealized appreciation ............................             53,922
                                                                 ------------
                                                                 $     93,432
                                                                 ============

                       AQUILA THREE PEAKS HIGH INCOME FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED DECEMBER 31, 2006

                                                                Class A(1)       Class C(2)      Class I(3)      Class Y(1)
                                                                ----------       ----------      ----------      ----------
Net asset value, beginning of period.....................        $ 10.00          $ 10.00         $ 9.96          $ 10.00
                                                                 -------          -------        -------          -------
Income (loss) from investment operations:
    Net investment income +..............................           0.30             0.26           0.29             0.32
    Net gain (loss) on securities (both realized
       and unrealized)...................................           0.11             0.10           0.15             0.10
                                                                 -------          -------        -------          -------
    Total from investment operations.....................           0.41             0.36           0.44             0.42
                                                                 -------          -------        -------          -------
Less distributions:
    Dividends from net investment income.................          (0.30)           (0.25)         (0.29)           (0.31)
    Distributions from capital gains.....................          (0.01)           (0.01)         (0.01)           (0.01)
                                                                 -------          -------        -------          -------
    Total distributions..................................          (0.31)           (0.26)         (0.30)           (0.32)
                                                                 -------          -------        -------          -------
Net asset value, end of period...........................        $ 10.10          $ 10.10        $ 10.10          $ 10.10
                                                                 =======          =======        =======          =======

Total return (not reflecting sales charge)...............           4.11%**          3.63%**        4.50%**          4.22%**
Ratios/supplemental data
    Net assets, end of period (in thousands).............        $ 5,003          $ 1,067        $ 2,735          $ 1,834
    Ratio of expenses to average net assets..............           1.53%*           2.04%*         1.32%*           1.07%*
    Ratio of net investment income to average
       net assets........................................           4.90%*           4.84%*         5.34%*           5.95%*
    Portfolio turnover rate .............................         100.40%**        100.40%**      100.40%**        100.40%**

The expense and net investment income ratios without the effect of the waiver of fees and the expense reimbursement were (note 3):

Ratio of expenses to average net assets..................          10.77%*           5.83%*         7.81%*           5.38%*
Ratio of net investment income (loss) to average
    net assets...........................................          (4.34%)*          1.05%*        (1.15%)*          1.65%*

The expense ratios after giving effect to waiver of fees, expense remibursement and expense offset for uninvested cash balances were (note 3):

    Ratio of expenses to average net assets..............           1.00%*           1.80%*         0.94%*           0.80%*

----------
(1)   Commenced operations on 6/01/06.
(2)   Commenced operations on 6/08/06.
(3)   Commenced operations on 6/29/06.
+     Per share amounts have been  calculated  using the monthly  average shares method.
*     Annualized.
**    Not annualized.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The tables below are based on an investment of $1,000 invested on July 1, 2006 and held for the six months ended December 31, 2006.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2006

                    ACTUAL
                 TOTAL RETURN       BEGINNING          ENDING         EXPENSES
                   WITHOUT           ACCOUNT           ACCOUNT      PAID DURING
               SALES CHARGES(1)       VALUE             VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A              4.37%          $1,000.00         $1,043.70    $    5.20
--------------------------------------------------------------------------------
Class C              3.92%          $1,000.00         $1,039.20    $    9.25
--------------------------------------------------------------------------------
Class I              4.50%          $1,000.00         $1,045.00    $    4.85
--------------------------------------------------------------------------------
Class Y              4.48%          $1,000.00         $1,044.80    $    4.12
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.01%, 1.80%, 0.94% AND 0.80% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2006

               HYPOTHETICAL
                ANNUALIZED        BEGINNING          ENDING           EXPENSES
                   TOTAL           ACCOUNT           ACCOUNT        PAID DURING
                  RETURN            VALUE             VALUE        THE PERIOD(1)
--------------------------------------------------------------------------------
Class A            5.00%         $1,000.00          $1,021.11        $    5.14
--------------------------------------------------------------------------------
Class C            5.00%         $1,000.00          $1,016.13        $    9.15
--------------------------------------------------------------------------------
Class I            5.00%         $1,000.00          $1,020.47        $    4.79
--------------------------------------------------------------------------------
Class Y            5.00%         $1,000.00          $1,021.17        $    4.08
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 1.01%, 1.80%, 0.94% AND 0.80% FOR THE FUND'S CLASS A, C, I AND Y SHARES, RESPECTIVELY,
      MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds(SM) produce is automatically sent to you and all other shareholders. Specifically, you will routinely receive the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not generally invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the month ended June 30, 2006 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

      This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

      For the calendar year ended December 31, 2006, 100% of dividends and distributions paid by Aquila Three Peaks High Income Fund, during calendar year 2006 are taxable as ordinary dividend income.

      Prior to January 31, 2007, shareholders will be mailed IRS Form 1099-DIV which will contain information on the status of distributions paid for the 2006 CALENDAR YEAR.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)
TRUSTEES(1)
AND OFFICERS

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND        HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                   COMPLEX(4)     (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
INTERESTED TRUSTEES(5)

Diana P. Herrmann         Chair of the Board of    Vice Chair and Chief Executive Officer of       12         ICI Mutual Insurance
New York, NY              Trustees and President   Aquila Management Corporation, Founder of                  Company
(02/25/58)                since 2006               the Aquila Group of Funds(SM)(6) and
                                                   parent  of Aquila Investment Management
                                                   LLC, Manager, since 2004, President and
                                                   Chief Operating Officer since 1997, a
                                                   Director since 1984, Secretary since 1986
                                                   and previously its Executive Vice
                                                   President, Senior Vice President or Vice
                                                   President, 1986-1997; Chief Executive
                                                   Officer and Vice Chair since 2004 and
                                                   President, Chief Operating Officer and
                                                   Manager of the Manager since 2003; Chair,
                                                   Vice Chair, President, Executive Vice
                                                   President or Senior Vice President of
                                                   funds in the Aquila Group of Fundssm since
                                                   1986; Director of the Distributor since
                                                   1997; trustee, Reserve Money-Market Funds,
                                                   1999-2000 and Reserve Private Equity
                                                   Series, 1998-2000; Governor, Investment
                                                   Company Institute and head of its Small
                                                   Funds Committee since 2004; active in
                                                   charitable and volunteer organizations.

NON-INTERESTED TRUSTEES

John M. Burlingame        Trustee                  Executive Vice President, Hyatt Vacation        1          American Resort
Wilmette, IL              since 2006               Ownership (including resort management,                    Development
(04/23/55)                                         homeowner's association management, sales                  Association
                                                   and marketing, development and consumer
                                                   financing) since 1994, being involved in
                                                   all phases of hotel development.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND        HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                   COMPLEX(4)     (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Theodore T. Mason         Lead Independent         Executive Director, East Wind Power             8          Trustee, Premier VIT.
New York, NY              Trustee since 2006(7)    Partners LTD since 1994 and Louisiana
(11/24/35)                                         Power Partners, 1999-2003; Treasurer,
                                                   Alumni Association of SUNY Maritime
                                                   College since 2004 (President, 2002-2003,
                                                   First Vice President, 2000-2001, Second
                                                   Vice President, 1998-2000) and director of
                                                   the same organization since 1997;
                                                   Director, STCM Management Company, Inc.,
                                                   1973-2004; twice national officer of Naval
                                                   Reserve Association, commanding officer of
                                                   four naval reserve units and Captain, USNR
                                                   (Ret); director, The Navy League of the
                                                   United States New York Council since 2002;
                                                   trustee, The Maritime Industry Museum at
                                                   Fort Schuyler, 2000-2004; and the Maritime
                                                   College at Fort Schuyler Foundation, Inc.
                                                   since 2000.

Glenn P. O'Flaherty       Trustee                  Co-Founder, Chief Financial Officer and         1          None
Denver, CO                since 2006               Chief Compliance Officer of Three Peaks
(08/03/58)                                         Capital Management, LLP, 2003-2005; Vice
                                                   President - Investment Accounting, Global
                                                   Trading and Trade Operations, Janus
                                                   Capital Corporation, and Chief Financial
                                                   Officer and Treasurer, Janus Funds,
                                                   1991-2002.

John J. Partridge         Trustee                  Founding Partner, Partridge, Snow & Hahn,       3          None
Providence, RI            since 2006(7)            LLP, a law firm, Providence, Rhode Island,
(05/05/40)                                         since 1988, Senior Counsel, since January
                                                   1, 2007; Assistant Secretary - Advisor to
                                                   the Board, Narragansett Insured Tax-Free
                                                   Income Fund, since 2005, Trustee
                                                   2002-2005; director or trustee of various
                                                   educational, civic and charitable
                                                   organizations, including Greater
                                                   Providence Chamber of Commerce, Ocean
                                                   State Charities Trust, Memorial Hospital
                                                   of Rhode Island, and The Pawtucket
                                                   Foundation.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND        HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                   COMPLEX(4)     (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
OTHER INDIVIDUALS

CHAIRMAN EMERITUS(6)

Lacy B. Herrmann          Founder and Chairman     Founder and Chairman of the Board, Aquila       N/A        N/A
New York, NY              Emeritus since 2006      Management Corporation, the sponsoring
(05/12/29)                                         organization and parent of the Manager or
                                                   Administrator and/or Adviser or
                                                   Sub-Adviser to each fund of the Aquila
                                                   Group of Funds(SM); Chairman of the Manager
                                                   or Administrator and/or Adviser or
                                                   Sub-Adviser to each since 2004; Founder
                                                   and Chairman Emeritus of each fund in the
                                                   Aquila Group of Funds(SM); previously
                                                   Chairman and a Trustee of each fund in the
                                                   Aquila Group of Funds(SM) since its
                                                   establishment until 2004 or 2005; Director
                                                   of the Distributor since 1981 and formerly
                                                   Vice President or Secretary, 1981-1998;
                                                   Trustee Emeritus, Brown University and the
                                                   Hopkins School; active in university,
                                                   school and charitable organizations.

OFFICERS

Arthur K. Carlson         Executive Vice           Executive Vice President - Advisor to the       N/A        N/A
Paradise Valley, AZ       President - Advisor to   Trust, Tax-Free Trust of Arizona since
(01/08/22)                the Fund since 2006      2005, Trustee, 1987-2005; Executive Vice
                                                   President - Advisor to the Fund, Aquila
                                                   Rocky Mountain Equity Fund since 2006,
                                                   Trustee, 1993-2005; Executive Vice
                                                   President - Advisor to the Fund, Aquila
                                                   Three Peaks High Income Fund since 2006;
                                                   formerly Senior Vice President and
                                                   Manager, Trust Division of the Valley
                                                   National Bank of Arizona; past President,
                                                   New York Society of Security Analysts;
                                                   member, Phoenix Society of Security
                                                   Analysts; former director, Financial
                                                   Analysts Federation; director, Northern
                                                   Arizona University Foundation; advisory
                                                   director of the Renaissance Companies;
                                                   currently or formerly active with various
                                                   other professional and community
                                                   organizations.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND        HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                   COMPLEX(4)     (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Charles E. Childs, III    Executive                Executive Vice President of all funds in        N/A        N/A
New York, NY              Vice President           the Aquila Group of Funds(SM) and the
(04/01/57)                since 2006               Manager and the Manager's parent since
                                                   2003; formerly Senior Vice President,
                                                   corporate development, Vice President,
                                                   Assistant Vice President and Associate of
                                                   the Manager's parent since 1987; Senior
                                                   Vice President, Vice President or
                                                   Assistant Vice President of the Aquila
                                                   Money-Market Funds, 1988-2003.

Marie E. Aro              Senior                   Senior Vice President, Aquila Rocky             N/A        N/A
Denver, CO                Vice President           Mountain Equity Fund, and Vice President,
(02/10/55)                since 2006               Tax-Free Trust of Arizona, since 2004;
                                                   Senior Vice President, Aquila Three Peaks
                                                   High Income Fund, since 2006; Vice
                                                   President, INVESCO Funds Group, 1998-2003;
                                                   Vice President, Aquila Distributors, Inc.,
                                                   1993-1997.

Jerry G. McGrew           Senior                   President of the Distributor since 1998,        N/A        N/A
New York, NY (06/18/44)   Vice President           Registered Principal since 1993, Senior
                          since 2006               Vice President, 1997-1998 and Vice
                                                   President, 1993-1997; Senior Vice
                                                   President, Aquila Three Peaks High Income
                                                   Fund, Aquila Rocky Mountain Equity Fund
                                                   and five Aquila Municipal Bond Funds; Vice
                                                   President, Churchill Cash Reserves Trust,
                                                   1995-2001.

Robert W. Anderson        Chief Compliance         Chief Compliance Officer of the Fund and        N/A        N/A
New York, NY (08/23/40)   Officer and Assistant    each of the other funds in the Aquila
                          Secretary since 2006     Group of Funds(SM), the Manager and the
                                                   Distributor since 2004, Compliance Officer
                                                   of the Manager or its predecessor and
                                                   current parent 1998-2004; Assistant
                                                   Secretary of the Aquila Group of Funds(SM)
                                                   since 2000.

                                                                                               NUMBER OF
                          POSITIONS                                                            PORTFOLIOS     OTHER DIRECTORSHIPS
                          HELD WITH                                                            IN FUND        HELD BY TRUSTEE
NAME,                     FUND AND                 PRINCIPAL                                   COMPLEX(4)     (THE POSITION HELD IS
ADDRESS(2)                LENGTH OF                OCCUPATION(S)                               OVERSEEN       A DIRECTORSHIP UNLESS
AND DATE OF BIRTH         SERVICE(3)               DURING PAST 5 YEARS                         BY TRUSTEE     INDICATED OTHERWISE.)
-----------------         ----------               -------------------                         ----------     ---------------------
Joseph P. DiMaggio        Chief Financial Officer  Chief Financial Officer of the Aquila           N/A        N/A
New York, NY              and Treasurer since      Group of Funds(SM) since 2003 and Treasurer
(11/06/56)                2006                     since 2000.

Edward M. W. Hines        Secretary                Partner, Hollyer Brady Barrett & Hines          N/A        N/A
New York, NY              since 2006               LLP, legal counsel to the Fund, since
(12/16/39)                                         1989; Secretary of the Aquila Group of
                                                   Funds(SM).

John M. Herndon           Assistant Secretary      Assistant Secretary of the Aquila Group of      N/A        N/A
New York, NY (12/17/39)   since 2006               Funds(SM) since 1995 and Vice President of
                                                   the three Aquila Money-Market Funds since
                                                   1990; Vice President of the Manager or its
                                                   predecessor and current parent since 1990.

Lori A. Vindigni          Assistant Treasurer      Assistant Treasurer of the Aquila Group of      N/A        N/A
New York, NY              since 2006               Funds(SM) since 2000; Assistant Vice
(11/02/66)                                         President of the Manager or its
                                                   predecessor and current parent since 1998;
                                                   Fund Accountant for the Aquila Group of
                                                   Funds(SM), 1995-1998.

----------
(1)   The  Fund's  Statement  of  Additional   Information  includes  additional
      information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Aquila Three Peaks High Income Fund, 380 Madison Avenue, New York, NY 10017.

(3) Because the Fund does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(4) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(5) Ms. Herrmann is an interested person of the Fund as an officer of the Fund, as a director, officer and shareholder of the Manager's corporate parent, as an officer and Manager of the Manager, and as a shareholder and director of the Distributor.

(6) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; Aquila Three Peaks High Income Fund is a high income corporate bond fund; considered together, these 12 funds, which do not include the dormant funds described in footnote 4, are called the "Aquila Group of Funds(SM)."

(7) These individuals were also Trustees of Prime Cash Fund, the Fund's predecessor.

(8)   The Chairman Emeritus may attend Board meetings but has no voting power.

--------------------------------------------------------------------------------

PRIVACY NOTICE (UNAUDITED)

                       AQUILA THREE PEAKS HIGH INCOME FUND

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of the Fund, we collect certain non-public personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about the Fund.

INFORMATION WE COLLECT. "Non-public personal information" is personally identifiable financial information about you as an individual or your family. The kinds of non-public personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose non-public personal information about you to companies that provide necessary services to us, such as the Fund's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

NON-CALIFORNIA RESIDENTS: We also may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its service providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Fundssm or new services we are offering that may be of interest to you.

CALIFORNIA RESIDENTS ONLY: In addition, unless you "opt-out" of the following disclosures using the form that was mailed to you under separate cover, we may disclose some of this information to another fund in the Aquila Group of Funds(SM) (or its sevice providers) under joint marketing agreements that permit the funds to use the information only to provide you with information about other funds in the Aquila Group of Fundssm or new services we are offering that may be of interest to you.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to non-public personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all non-public personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            AQUILA DISTRIBUTORS, INC.
                        AQUILA INVESTMENT MANAGEMENT LLC

This Privacy Policy also has been adopted by Aquila Distributors, Inc. and Aquila Investment Management LLC and applies to all non-public information about you that each of these companies may obtain in connection with services provided to the Fund or to you as a shareholder of the Fund.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER
  THREE PEAKS CAPITAL MANAGEMENT, LLC
  5619 DTC Parkway, Suite 1000
  Greenwood Village, Colorado  80111

BOARD OF TRUSTEES
  Diana P. Herrmann, Chair
  John M. Burlingame
  Theodore T. Mason
  Glenn P. O'Flaherty
  John J. Partridge

OFFICERS
  Diana P. Herrmann, President
  Arthur K. Carlson, Executive Vice President
  Charles E. Childs, III, Executive Vice President
  Jerry G. McGrew, Senior Vice President
  Marie E. Aro, Senior Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PFPC Inc.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.








ITEM 2.  CODE OF ETHICS.

(a) As of December 31, 2006 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Trust's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Trust's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Trust's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) (i) The Registrant's board of trustees has determined that Mr. Glenn O'Flaherty, a member of its audit committee, is an audit committee financial expert. Mr. O'Flaherty is 'independent' as such term is defined in Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees - The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements were $1,000 in 2005 and $8,000 in 2006.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years.

c) Tax Fees - The Registrant was billed by the principal accountant $250 and $2,000 in 2005 and 2006, respectively, for return preparation and tax compliance.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President and Trustee
March 9, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 9, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President and Trustee
March 9, 2007



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 9, 2007





AQUILA THREE PEAKS HIGH INCOME FUND

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.